Schedule of Consolidated Statements of Operations and Comprehensive Loss (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2026	Mar. 31, 2025	Sep. 30, 2025	Sep. 30, 2024
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total stock-based compensation expense	$ 2,453	$ 3,352	$ 7,592	$ 13,154	$ 25,619	$ 21,383
Location, Statement of Income, Balance [Axis]: us-gaap:CostOfRevenue | Product [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total stock-based compensation expense	48	42	84	58	174	15
Location, Statement of Income, Balance [Axis]: us-gaap:CostOfRevenue | Service [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total stock-based compensation expense	35		57		9
Location, Statement of Income, Balance [Axis]: us-gaap:ResearchAndDevelopmentExpense
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total stock-based compensation expense	19	65	109	146	338	1,124
Location, Statement of Income, Balance [Axis]: us-gaap:SellingGeneralAndAdministrativeExpense
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total stock-based compensation expense	$ 2,351	$ 3,245	$ 7,345	$ 12,950	$ 25,098	$ 20,244